General and Administrative Expenditures	12 Months Ended
Dec. 31, 2024
General and Administrative Expenditures [Abstract]
GENERAL AND ADMINISTRATIVE EXPENDITURES
14.	General and administrative expenditures

For the year ended December 31,	2024	2023
Share-based compensation	$3,998	$5,134
Salaries and benefits	3,007	2,251
Office and other	1,139	736
Filing and regulatory fees	352	217
Professional fees	2,274	1,425
Marketing and travel	699	455
	$11,469	$10,218